N-2	Mar. 28, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001782524
Amendment Flag	false
Securities Act File Number	814-01332
Document Type	8-K
Entity Registrant Name	MORGAN STANLEY DIRECT LENDING FUND
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On March 28, 2025, Morgan Stanley Direct Lending Fund (the “Company”) entered into equity distribution agreements, each dated as of March 28, 2025 (the “Equity Distribution Agreements”), by and among the Company and MS Capital Partners Adviser Inc., the Company’s investment adviser (the “Adviser”), and each of Truist Securities, Inc., Keefe, Bruyette & Woods, Inc., RBC Capital Markets, LLC, Raymond James & Associates, Inc. and Regions Securities LLC (collectively, the “Sales Agents”).
The Equity Distribution Agreements provide that the Company may from time to time issue and sell shares of its common stock, par value $0.001 per share, having an aggregate offering price of up to $300,000,000 (“Shares”), through the Sales Agents, or to them as principal for their own respective accounts. Any issuance and sale of Shares will be made pursuant to a prospectus supplement dated March 28, 2025 (the “Prospectus Supplement”) as may be supplemented from time to time, and the accompanying prospectus, dated November 26, 2024 (together with the Prospectus Supplement, including any documents incorporated or deemed to be incorporated by reference therein, the “Prospectus”), which constitute a part of the Company’s effective shelf registration statement on Form
N-2
(File
No. 333-283477)
that was filed with the Securities and Exchange Commission (the “SEC”) on November 26, 2024 (the “Registration Statement”). Sales of Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market,” as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on The New York Stock Exchange or a similar securities exchange or sales made to or through a market maker other than on an exchange, at prices related to prevailing market prices or negotiated prices.

Long Term Debt, Principal	$ 300,000,000